LEASES (Details)	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Long-term lending annual rate	4.35%
Minimum
Lessee, Lease, Description [Line Items]
Initial term of lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of lease	5 years